Share-Based Awards - Non-vested RSU Rollforward H-D shares (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	2,495,000	0
Granted (in shares)	1,080,000	2,495,000
Vested (in shares)	(697,000)	0
Forfeited (in shares)	(261,000)	0
Nonvested, end of period (in shares)	2,617,000	2,495,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share)	$ 7.34	$ 0
Weighted-Average Fair Value Per Share, Granted (in dollars per share)	8.17	7.34
Weighted-Average Fair Value Per Share, Vested (in dollars per share)	6.91	0
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share)	6.98	0
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share)	$ 7.56	$ 7.34
Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	73,000	0
Awards transferred to cash payment (in shares)		76,000
Granted (in shares)	0	44,000
Vested (in shares)	(40,000)	(36,000)
Forfeited (in shares)	(5,000)	(11,000)
Nonvested, end of period (in shares)	28,000	73,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share)	$ 38	$ 0
Weighted-Average Grant Date Fair Value Per Share, Awards transferred to cash payment (in dollars per share)		33
Weighted-Average Fair Value Per Share, Granted (in dollars per share)	0	43
Weighted-Average Fair Value Per Share, Vested (in dollars per share)	38	36
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share)	36	37
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share)	$ 37,000	$ 38